May 1, 1998


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

Re: The Prudential Qualified Individual Variable Contract Account Registration No. 2-81318

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, The Prudential Life Insurance Company of America, on behalf of The Prudential Qualified Individual Variable Contract Account (the "Account"), hereby certified: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.

                                             Respectfully submitted,


                                             /s/ THOMAS C. CASTANO, ESQ
                                             ---------------------------
                                             Thomas C. Castano, Esq.
                                             Assistant Secretary
                                             The Prudential Insurance Company
                                              of America